Fair Value of Financial Instruments - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 994	$ 1,734	$ 5,761	$ 5,392
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,682	901	3,952	4,260
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	19	218	518	682
Transfers out of Level 2 into Level 1 of fair value hierarchy	241	38	302	390
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,768	1,834	9,032	9,723
Transfers out of Level 2 into Level 1 of fair value hierarchy	4,294	2,335	7,012	3,910
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	681	6,362	4,432	9,905
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 2,067	$ 98	$ 2,982	$ 2,501